Document and Entity Information1	Oct. 29, 2026
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	001-39325
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1598552
Entity Address, Address Line One	4300 Cox Road
Entity Address, State or Province	VA
Entity Address, City or Town	Glen Allen
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000883948
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in a Share of 6.875% Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	AUB.PRA
Security Exchange Name	NYSE